EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on September 11, 2015 (Accession No. 0001193125-15-318239), to the Prospectus and Statement of Additional Information dated September 4, 2015, for Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF, a series of DBX ETF Trust.